UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  June 30

Date of reporting period: December 31, 2023

SEMI-ANNUAL REPORT
For the Fiscal Period from July 1, 2023 through December 31, 2023 (unaudited)

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Table of Contents

Schedule of Investment	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Notes to Financial Statements	9
Additional Information	17

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF” or “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing. The prospectus contains this and other information about the ETF. A copy of the prospectus is available at www.etfpages.com/FFIU or by calling The Nottingham Company at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF

See Our Web site @ www.etfpages.com/FFIU
or
Call Our Shareholder Services Group at 800-773-3863.

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments (unaudited)
As of December 31, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Corporate Bonds - 56.31%
Communications - 3.68%
Alphabet Inc	$ 500,000	1.900%	8/15/2040	$ 347,762
Alphabet Inc	750,000	2.050%	8/15/2050	469,884
Discovery Communications LLC	250,000	3.800%	3/13/2024	248,316
TWDC Enterprises 18 Corp	250,000	3.000%	7/30/2046	183,149
Walt Disney Co/The	250,000	2.750%	9/1/2049	172,345
Walt Disney Co/The	300,000	3.500%	5/13/2040	253,140
				1,674,596
Consumer Discretionary - 13.06%
Amazon.com Inc	750,000	2.500%	6/3/2050	499,709
Amazon.com Inc	500,000	3.150%	8/22/2027	480,932
Delta Air Lines Inc	155,000	4.375%	4/19/2028	150,156
eBay Inc	190,000	2.700%	3/11/2030	169,038
eBay Inc	1,068,000	4.000%	7/15/2042	885,661
Ford Motor Co	250,000	6.375%	2/1/2029	254,900
Ford Motor Credit Co LLC	250,000	3.810%	1/9/2024	249,887
Ford Motor Credit Co LLC	200,000	4.389%	1/8/2026	194,409
General Motors Co	250,000	5.000%	10/1/2028	250,391
McDonald's Corp	200,000	3.700%	2/15/2042	168,336
McDonald's Corp	500,000	4.700%	12/9/2035	493,397
NIKE Inc	250,000	3.250%	3/27/2040	210,045
NIKE Inc	343,000	3.625%	5/1/2043	297,147
Ralph Lauren Corp	350,000	2.950%	6/15/2030	317,455
Southwest Airlines Co	100,000	2.625%	2/10/2030	87,175
Southwest Airlines Co	500,000	5.125%	6/15/2027	502,372
Southwest Airlines Co	250,000	7.375%	3/1/2027	264,275
Starbucks Corp	250,000	2.450%	6/15/2026	237,671
Trustees of Princeton University/The	250,000	2.612%	7/1/2026	237,676
				5,950,632
Consumer Staples - 3.27%
Altria Group Inc	400,000	4.250%	8/9/2042	324,784
Altria Group Inc	250,000	4.500%	5/2/2043	206,224
Altria Group Inc	250,000	5.800%	2/14/2039	253,621
Brown-Forman Corp	330,000	4.500%	7/15/2045	306,589
Constellation Brands Inc	200,000	4.650%	11/15/2028	199,845
Dollar Tree Inc	200,000	4.000%	5/15/2025	196,421
				1,487,484
Energy - 0.72%
EOG Resources Inc	330,000	5.100%	1/15/2036	327,075

Financials - 11.55%
Bank of America Corp	500,000	6.300%	1/0/1900	501,375
Bank of New York Mellon Corp/The	350,000	3.750%	1/0/1900	302,750
Berkshire Hathaway Finance Corp	300,000	2.850%	10/15/2050	209,905
CBRE Services Inc	100,000	2.500%	4/1/2031	84,518
Charles Schwab Corp/The	1,500,000	5.375%	1/0/1900	1,471,517
Cincinnati Financial Corp	250,000	6.125%	11/1/2034	262,096
Cincinnati Financial Corp	59,000	6.920%	5/15/2028	63,074
Citigroup Global Markets Holdings Inc/United States	250,000	1.000%	3/17/2031	192,387
Goldman Sachs Group Inc/The	250,000	4.600%	10/15/2033	242,496
GS Finance Corp	250,000	1.000%	3/10/2031	192,387

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments (unaudited) (continued)
As of December 31, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Financials (continued)
HSBC Holdings PLC	$ 25,000	4.250%	3/14/2024	$ 24,890
Huntington Bancshares Inc/OH	250,000	4.450%	1/0/1900	219,063
Janus Henderson US Holdings Inc	100,000	4.875%	8/1/2025	98,925
MetLife Inc	250,000	5.875%	1/0/1900	244,687
MetLife Inc	405,000	10.750%	8/1/2039	549,412
Morgan Stanley	280,000	5.875%	1/0/1900	266,350
Progressive Corp/The	415,000	3.700%	1/26/2045	335,534
				5,261,366
Health Care - 4.00%
Amgen Inc	300,000	3.150%	2/21/2040	234,103
Amgen Inc	300,000	4.400%	5/1/2045	265,830
Amgen Inc	100,000	5.375%	5/15/2043	96,498
Bristol-Myers Squibb Co	500,000	4.125%	6/15/2039	450,824
Gilead Sciences Inc	332,000	3.650%	3/1/2026	324,862
Quest Diagnostics Inc	250,000	4.200%	6/30/2029	245,218
Stryker Corp	211,000	3.500%	3/15/2026	205,689
				1,823,024
Industrials - 4.68%
Boeing Co/The	500,000	3.300%	3/1/2035	407,599
FedEx Corp	300,000	3.875%	8/1/2042	248,405
FedEx Corp	704,000	4.100%	4/15/2043	598,813
General Electric Co	288,000	5.100%	6/15/2032	282,106
Lockheed Martin Corp	300,000	2.800%	6/15/2050	214,070
RTX Corp	400,000	4.875%	10/15/2040	382,856
				2,133,849
Technology - 14.34%
Apple Inc	500,000	2.375%	2/8/2041	367,812
Apple Inc	500,000	2.900%	9/12/2027	479,034
Apple Inc	500,000	3.450%	2/9/2045	417,441
Apple Inc	350,000	3.750%	9/12/2047	298,007
Apple Inc	450,000	3.850%	5/4/2043	400,911
Apple Inc	400,000	4.250%	2/9/2047	379,196
Apple Inc	100,000	4.650%	2/23/2046	98,904
Broadcom Corp / Broadcom Cayman Finance Ltd	200,000	3.500%	1/15/2028	191,489
Broadcom Inc	250,000	4.300%	11/15/2032	239,802
Cisco Systems Inc	500,000	2.500%	9/20/2026	476,404
Electronic Arts Inc	250,000	1.850%	2/15/2031	208,766
Intel Corp	300,000	2.800%	8/12/2041	224,819
Intel Corp	300,000	3.250%	11/15/2049	222,723
International Business Machines Corp	800,000	4.150%	5/15/2039	727,902
Microsoft Corp	500,000	2.525%	6/1/2050	341,440
Microsoft Corp	450,000	3.500%	11/15/2042	393,230
Oracle Corp	400,000	3.800%	11/15/2037	339,520
Oracle Corp	650,000	4.125%	5/15/2045	532,306
QUALCOMM Inc	200,000	3.250%	5/20/2027	193,399
				6,533,105
Utilities - 1.01%
Berkshire Hathaway Energy Co	250,000	3.700%	7/15/2030	235,932
San Diego Gas & Electric Co	250,000	3.000%	3/15/2032	222,416
				458,348
Total Corporate Bonds (Cost $29,792,316)				25,649,479

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments (unaudited) (continued)
As of December 31, 2023
	Principal	Interest Rate	Maturity Date	Value (Note 1)
Municipal Bonds - 13.07%
Alaska Municipal Bond Bank Authority	$ 350,000	2.602%	12/1/2036	$ 269,216
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	260,442
Bay Area Toll Authority	250,000	2.763%	4/1/2034	210,810
Bay Area Toll Authority	350,000	2.913%	4/1/2036	287,822
Bristol Township School District	255,000	3.650%	6/1/2043	200,116
California State University	300,000	2.670%	11/1/2038	226,380
City of Martinez CA	330,000	2.700%	8/1/2040	238,870
City of New York NY	170,000	3.450%	3/1/2026	165,323
City of San Francisco CA Public Utilities Commission Water Revenue	250,000	2.900%	11/1/2025	241,670
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	311,469
County of Miami-Dade Seaport Department	250,000	2.762%	10/1/2038	186,503
Golden State Tobacco Securitization Corp	250,000	3.115%	6/1/2038	195,940
Manatee County Port Authority	200,000	3.187%	10/1/2041	151,656
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	346,404
Pennsylvania Higher Educational Facilities Authority	250,000	4.300%	6/15/2045	225,270
Pennsylvania State University/The	200,000	2.790%	9/1/2043	155,278
Regents of the University of California Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	66,455
San Antonio Water System	185,000	3.206%	5/15/2030	169,610
San Marcos Unified School District	350,000	3.377%	8/1/2040	275,989
Tampa-Hillsborough County Expressway Authority	505,000	2.692%	7/1/2037	378,447
Torrance Unified School District	400,000	3.344%	8/1/2039	324,140
Tulare County Board of Education	250,000	3.640%	5/1/2043	186,550
University of Arizona/The	350,000	3.900%	6/1/2044	290,623
University of California	25,000	3.039%	5/15/2027	24,010
University of Pittsburgh-of the Commonwealth System of Higher Education	140,000	3.127%	9/15/2026	135,811
Utah Transit Authority	550,000	2.774%	12/15/2038	427,081
Total Municipal Bonds (Cost $7,482,055)				5,951,885

United States Treasury Notes - 14.00%
	250,000	1.875%	8/31/2024	244,766
	250,000	1.875%	2/15/2032	215,312
	1,500,000	2.250%	2/15/2052	1,044,375
	250,000	2.375%	3/31/2029	232,344
	500,000	2.500%	3/31/2027	478,125
	750,000	2.500%	2/15/2045	569,766
	250,000	2.750%	4/30/2027	240,586
	900,000	3.125%	2/15/2043	771,750
	250,000	3.250%	6/30/2027	244,453
	500,000	3.250%	5/15/2042	440,312
	1,000,000	3.625%	8/15/2043	922,344
	1,000,000	4.000%	11/15/2042	975,312
Total United States Treasury Notes (Cost $6,859,648)				6,379,445

Federal Agency - 11.51%
Fannie Mae Pool	479,668	5.500%	7/1/2053	481,950
Fannie Mae Pool	730,299	5.500%	9/1/2053	733,772
Fannie Mae Pool	1,373,597	5.500%	10/1/2053	1,380,132
Freddie Mac Pool	1,920,743	5.000%	4/1/2053	1,904,533
Freddie Mac Pool	732,312	6.000%	10/1/2053	743,942
Total Federal Agency (Cost $5,075,676)				5,244,329

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Schedule of Investments (unaudited) (continued)
As of December 31, 2023
	Shares	Value (Note 1)
Exchange-Traded Funds - 0.16%
Invesco Financial Preferred ETF (Cost $93,300)	5,000	$ 72,900

Closed-End Funds - 2.35%
BlackRock Taxable Municipal Bond Trust	26,978	438,662
Eaton Vance Ltd Duration Income Fund	25,000	239,500
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	24,328	393,871
Total Closed-End Funds (Cost $1,504,648)		1,072,033

Short-Term Investment - 1.70%
MSILF Treasury Portfolio, 5.21%(a) (Cost $773,861)	773,861	773,861

Investments, at Value (Cost $51,581,505) - 99.10%		$45,143,932
Other Assets Less Liabilities - 0.90%		408,520
Net Assets - 100.00%		$45,552,452

(a)	Represents 7-day effective SEC yield as of June 30, 2023.

Summary of Investments by Sector	% of Net Assets	Value
Corporate Bonds
Communications	3.68%	$1,674,596
Consumer Discretionary	13.06%	5,950,632
Consumer Staples	3.27%	1,487,484
Energy	0.72%	327,075
Financials	11.55%	5,261,366
Health Care	4.00%	1,823,024
Industrials	4.68%	2,133,849
Technology	14.34%	6,533,105
Utilities	1.01%	458,348
Municipal Bonds	13.07%	5,951,885
United States Treasury Notes	14.00%	6,379,445
Federal Agency	11.51%	5,244,329
Exchange-Traded Funds	0.16%	72,900
Closed-End Funds	2.35%	1,072,033
Short-Term Investment	1.70%	773,861
Other Assets Less Liabilities	0.90%	408,520
Total Net Assets	100.00%	$45,552,452

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Statement of Assets and Liabilities (unaudited)
As of December 31, 2023	426
Assets:
Investments, at value	$ 45,143,932
Interest receivable	434,717
Due from Sub-Advisor	4,734
Prepaid insurance	731
Total assets	45,584,114
Liabilities:
Accrued expenses:
Professional fees	8,874
Administration fees	391
Trustee fees and meeting expenses	1,025
Compliance fees	799
Fund accounting fees	231
Operational expenses	19,724
Other expenses	618
Total liabilities	31,662
Total Net Assets	$ 45,552,452
Net Assets Consist of:
Paid in capital	$ 56,281,355
Accumulated deficit	(10,728,903)
Total Net Assets	$ 45,552,452
Investments, at cost	$ 51,581,505
Capital Shares Outstanding, no par value
(unlimited authorized shares)	2,050,000
Net Asset Value, Per Share	$22.22

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Statement of Operations (unaudited)
For the six months ended December 31, 2023	426
Investment Income:
Dividends	$ 48,704
Interest	1,093,607
Total Investment Income	1,142,311
Expenses:
Advisory fees (note 2)	66,249
Registration and filing expenses	920
Professional fees	19,688
Administration fees (note 2)	29,416
Fund accounting fees (note 2)	17,613
Transfer agent fees (note 2)	8,277
Shareholder fulfillment fees	13,626
Custody fees	6,667
Trustee fees and meeting expenses (note 3)	4,116
Security pricing fees	11,774
Compliance fees (note 2)	14,789
Insurance fees	2,024
Other expenses	2,394
Total Expenses	184,321
Fees waived by Advisor (note 2)	(65,009)
Net Expenses	132,544

Net Investment Income	1,009,767
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	(1,298,638)
Net change in unrealized appreciation on investments	1,927,708
Net Realized and Unrealized Gain (Loss) on Investments	629,070

Net Increase in Net Assets Resulting from Operations	$ 1,638,837

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Statements of Changes in Net Assets
For the period or fiscal year ended	426
	Six months ended December 31, 2023 (a)	Year ended June 30, 2023
Operations:
Net investment income	$ 1,009,767	$ 2,314,631
Net realized loss from investment transactions	(1,298,638)	(2,949,767)
Net change in unrealized appreciation on investments	1,927,708	1,282,040
Net Increase in Net Assets Resulting from Operations	1,638,837	646,904

Distributions to Shareholders From Distributable Earnings	(1,017,500)	(2,312,463)

Capital Share Transactions:
Shares sold	-	2,200,221
Shares repurchased	(16,957,198)	(7,627,709)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,957,198)	(5,427,488)

Net Increase (Decrease) in Net Assets	(16,335,861)	(7,093,047)
Net Assets:
Beginning of Year	61,888,313	68,981,360
End of Year	$ 45,552,452	$ 61,888,313
Share Information:
Shares sold	-	50,000
Shares repurchased	(800,000)	-
Net Increase (Decrease) in Capital Shares	(800,000)	50,000
(a)	Unaudited

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Financial Highlights
	Six months ended December 31,		Year ended June 30,
For a share outstanding during the	2023 (e)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$ 22.25		$ 22.25	$ 26.53	$ 26.14	$ 25.28	$ 24.30

Income (Loss) from Investment Operations:
Net investment income (a)	0.41		0.75	0.64	0.64	0.71	0.70
Net realized and unrealized gain (loss) on investments	-		(0.52)	(4.08)	0.47	0.86	0.98

Total from Investment Operations	0.41		0.23	(3.44)	1.11	1.57	1.68

Less Distributions From:
Net investment income	(0.44)		(0.76)	(0.64)	(0.64)	(0.71)	(0.70)
Net realized gains	-		-	(0.20)	(0.08)	-	-

Total Distributions	(0.44)		(0.76)	(0.84)	(0.72)	(0.71)	(0.70)

Net Asset Value, End of Year	$ 22.22		$ 21.72	$ 22.25	$ 26.53	$ 26.14	$25.28

Total Return (b)	1.06%		1.06%	(13.29)%	4.30%	6.29%	7.05%

Net Assets, End of Year (in thousands)	$ 45,552		$ 61,888	$ 68,981	$ 80,914	$ 61,426	$ 45,502

Ratios of:
Gross Expenses to Average Net Assets (c)	0.70%	(f)	0.63%	0.62%	0.65%	0.73%	0.76%
Net Expenses to Average Net Assets (c)	0.50%	(f)	0.50%	0.50%	0.50%	0.50%	0.45%
Net Investment Income to Average Net Assets (c)(d)	3.82%	(f)	3.45%	2.58%	2.47%	2.75%	2.88%
Portfolio turnover rate	1.50%	(g)	8.92%	20.17%	30.49%	21.28%	49.44%
(a)	Calculated using the average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Unaudited
(f)	Annualized
(g)	Not annualized

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

1.	Organization and Significant Accounting Policies
The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal.  The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and nine years, under normal circumstances.  Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price.  For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process.  In addition, the pricing service may use proprietary pricing models.  Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value.  Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event.  Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca.  In such a case, the value for a security is likely to be different from the last quoted market price.  In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.
Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

Fair Value Measurement
The ETF has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31,2023 for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Corporate Bonds	$ 25,649,479	$ -	$ 25,649,479	$ -
Municipal Bonds	5,951,885	-	5,951,885	-
United States Treasury Notes	6,379,445	-	6,379,445	-
Federal Agency	5,244,329	-	5,244,329	-
Exchange-Traded Funds	72,900	72,900	-	-
Closed-End Funds	1,072,033	1,072,033	-	-
Short-Term Investment	773,861	773,861	-	-
Total Assets	$ 45,143,932	$ 1,918,794	$ 43,225,138	$ -

(a)	The ETF did not hold any Level 3 securities during the year.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
For the period June 1, 2023 to December 31, 2023, OBP Capital, LLC (the “Advisor”) voluntarily waived 0.05% of the 0.25% contractual advisory fee. The Advisor may end this waiver at any time.
The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2024.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
For the six months ended December 31,2023, the Advisor earned $53,017 in advisory fees, all of which was paid to the sub-advisor.
For the six months ended December 31,2023, the Sub-Advisor earned $53,017 in sub-advisory fees, of which $51,777 was waived pursuant to the Expense Limitation Agreement. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the expense limitation agreement.
Administrator
The Nottingham Company (the “Administrator”) serves as the Fund Accountant for the ETF.  For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Administrator’s fee arrangements with the ETF.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. received customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
Transfer Agent
Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.
Fund Accounting
The Nottingham Company (the “Fund Accountant”) serves as the Fund Accountant for the ETF.  For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

4.	Purchases and Sales of Investment Securities
For the six months ended December 31,2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$20,976,262	$37,961,645	$5,342,939	$5,159,339	$-	$-

5.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed all taxable years/periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2023, open taxable years consisted of the taxable years ended June 30, 2020 through June 30, 2023, and as of and during the six months ended December 31, 2023. No examination of tax returns is currently in progress for the ETF.
As of December 31, 2023, the tax-basis cost of investments and components of accumulated deficit were as follows:
Cost of Investments	$51,581,505

Gross Unrealized Appreciation	232,979
Gross Unrealized Depreciation	(6,670,552)
Net Unrealized Appreciation (Depreciation)	(6,437,573)

Short Term Capital Loss Carryforward	(258,313)
Long Term Capital Loss Carryforward	(2,743,284)
Distributable Earnings (Accumulated Deficit)	$ (9,439,170)

Capital Loss Carryforwards
Accumulated capital losses noted above represent net capital loss carryovers as of June 30, 2023, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryforwards have no expiration date.
6.	Concentration of Risk
At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. The Fund may have cash and cash equivalents on deposit with the custodians, which, at times, may exceed federally insured (“FDIC”) limits.
7.	Risks Considerations
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the ETF's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks. The ETF is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

●
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

●
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

●
The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

●
When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

●
In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio.  This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Adviser’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
Pandemic Risk. There is an ongoing global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States. The general uncertainty surrounding the dangers and impact of COVID-19 has created significant disruption in global supply chains and economic activity, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The outbreak of the COVID-19 pandemic has, at times, had, and is expected to continue to pose a risk of having, a material adverse impact on the Fund’s market price, NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

UVA Unconstrained Medium-Term Fixed Income ETF
Notes to Financial Statements (unaudited)
As of December 31, 2023

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
8.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
9.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2023, the ETFs had no knowledge of any beneficial owners of 25% of more in any of the ETFs.
10.	Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:
Effective September 14, 2023, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the ETF. On September 14, 2023, the Audit Committee of the Board of Trustees recommended and approved the appointment of Tait, Weller & Baker, LLP (“Tait Weller) as the Fund’s independent registered public accounting firm for the fiscal year ending June 30, 2024.
The report of Cohen on the financial statements of the Fund as of and for the fiscal year ended June 30, 2023, did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal year ended June 30, 2023, and the subsequent interim period through September 14, 2023: (i) there were no disagreements between the Registrant and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused them to make reference to the subject matter of the disagreements in its reports on the  financial statements of the Fund for such years or periods; and (ii) there were no “reportable events” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Registrant requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of the letter from Cohen is attached hereto as Exhibit 13(a)(4).

UVA Unconstrained Medium-Term Fixed Income ETF
Additional Information (Unaudited)
As of December 31, 2023

1.	Proxy Voting Policies and Voting Record
Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds and/or exchange-traded products.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from July 1, 2023 through December 31, 2023.
Actual Expenses Table – This table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – This table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Value 7/1/2023	Ending Value 12/31/2023	Expense Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,010.60	$2.51	0.50%
Hypothetical	1,000.00	1,044.99	2.55	0.50%
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six month period).
4.	Approval of Investment Advisory Agreement
In connection with the quarterly Board meeting held on June 15, 2023, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

UVA Unconstrained Medium-Term Fixed Income ETF
Additional Information (Unaudited)
As of December 31, 2023

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.
(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF had outperformed the peer group average for the 3-year period, but slightly underperformed the peer group average for the 1-year and since inception periods. The Trustees also noted that the ETF had outperformed the Lipper category average for the 1-year and since inception periods, but slightly underperformed the Lipper category average for the 3-year period. The Trustees also discussed the performance of the ETF compared to its benchmark indices and noted that the ETF had outperformed the Bloomberg US Aggregate Bond Total Return Index for the 3-year and since inception periods. It was noted that the underperformance in the recent 1-year period was primarily due to the ETF’s duration. The Trustees also considered the Advisor’s role in supervising the investment activity of the ETF. After reviewing the investment performance of the ETF and other factors, the Board concluded that the investment performance of the ETF and Advisor were satisfactory.

(iii)
Fees and Expenses.  The Trustees compared the management fee and expense ratio of the ETF to other comparable funds and noted that the management fee remained above the peer group average, but below the category average. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Advisor realized a profit for the prior twelve months of operation. The Board considered the profit realized and concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.
5.	Approval of Investment Sub-Advisory Agreement
In connection with the quarterly Board meeting held on June 15, 2023, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Sub-Advisor, with respect to the ETF (the "Investment Sub-Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

UVA Unconstrained Medium-Term Fixed Income ETF
Additional Information (Unaudited)
As of December 31, 2023

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the ETF including, without limitation, the quality of its investment sub-advisory services since the ETF’s inception (including research and recommendations with respect to portfolio securities); the Sub-Advisor’s procedures for formulating investment recommendations and assuring compliance with the ETF’s investment objectives, policies, and limitations. The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance program; and financial condition. It was noted that the Sub-Advisor did not have any changes to their personnel since the last review.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.
(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF had outperformed the peer group for the 3-year period, but slightly underperformed the peer group average for the 1-year and since inception periods. The Trustees also noted that the ETF had outperformed the Lipper category average for the 1-year and since inception periods, but slightly underperformed the Lipper category average for the 3-year period. The Trustees also discussed the performance of the Fund compared to its benchmark indices and noted that the ETF had outperformed the Bloomberg US Aggregate Bond Total Return Index for the 3-year and since inception periods. It was noted that the underperformance in the recent 1-year period was primarily due to the ETF’s duration.

After reviewing the investment performance of the ETF, the Sub-Advisor’s experience managing the ETF, the historical investment performance, and other factors, the Board concluded that the investment performance of the ETF and the Sub-Advisor was satisfactory.
(iii)
Fees and Expenses.  The Trustees first noted the management fee for the ETF under the Investment Sub-Advisory Agreement. The Trustees compared the management fee of the ETF to other comparable accounts managed by the Sub-Advisor and noted that the Sub-Advisor did not manage any other accounts. The Board considered the overall management fee noting that it remained above the peer group average, but below the Lipper category average. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability.  The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Sub-Advisor realized a small profit for the prior twelve months of operations. The Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services 116 South Franklin Street Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Universal Value Advisors 1 E. Liberty Street #406 Reno, Nevada 89501

Telephone:	Telephone:

800-773-3863	775-284-7778

World Wide Web @:	World Wide Web@

ncfunds.com	www.etfpages.com/FFIU

(b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

ITEM 11	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series
/s/ Katherine M. Honey
Date: March 8, 2024	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Spinnaker ETF Series
/s/ Katherine M. Honey
Date: March 8, 2024	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: March 8, 2024	Treasurer, Principal Accounting Officer, and Princpal Financial Officer